COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of purchase obligation

Years ending June 30,	Minimum payments
2022	$229,407
2023	21,143
2024	14,095
2025	7,048
2026	14,095